TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TAXATION
Total	$ 59	Rp 801	Rp 1,236
The company
TAXATION
Article 25 - Installment of corporate income tax		1
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax		37	136
Article 29 - Corporate income tax		Rp 763	Rp 1,100